Label	Element	Value
MML Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
(the “Fund”)
Supplement dated June 23, 2022, to the
Prospectus dated May 1, 2022 and the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	MML Blue Chip Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective July 1, 2022, the following information supplements the first paragraph for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 3 of the Prospectus):
The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective July 1, 2022, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on pages 4 and 5 of the Prospectus):
Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.